Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2011 HKD
Accounts receivable, net of allowance	$ 16,034		$ 7,787
Accounts receivable-non-current, net of allowance
Ordinary shares, par value					0.001	[1]
Ordinary shares, shares authorized	5,000,000,000	[1]	5,000,000,000	[1]	5,000,000,000	[1]
Ordinary shares, shares issued	117,434,531	[1]	115,341,581	[1]	115,341,581	[1]
Ordinary shares, shares outstanding	117,434,531	[1]	115,341,581	[1]	115,341,581	[1]
Treasury stock, shares			387,454		387,454

[1]	Ordinary shares of the Company consists of Class A and Class B ordinary shares as follows: 1. Class A ordinary shares, HK$0.001 par value per share, 4,000,000,000 shares authorized, 85,721,674 shares and 87,814,624 shares issued and outstanding as of December 31, 2011 and 2012, respectively. 2. Class B ordinary shares, HK$0.001 par value per share, 1,000,000,000 shares authorized, 29,619,907 shares and 29,619,907 shares issued and outstanding as of December 31, 2011 and 2012, respectively.